Document and Entity Information	3 Months Ended
Mar. 31, 2015
Document And Entity Information [Abstract]
Document Type	F-3/A
Amendment Flag	false
Document Period End Date	Mar. 31, 2015
Trading Symbol	HQCL
Entity Registrant Name	Hanwha Q CELLS Co., Ltd.
Entity Central Index Key	0001371541